ORGANIZATION AND NATURE OF OPERATIONS (Details Textual) - 12 months ended Jun. 30, 2018	CNY (¥)	USD ($)
Variable Interest Entity, Terms of Arrangements	the Company is able to absorb 90% of net interest or 100% of net loss of those VIEs.
Beijing Bhd Petroleum Technology Co Ltd [Member]
Decommissioning Fund Investments	¥ 9,300,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	51.00%
Paid In Capital	¥ 2,250,000	$ 339,889
Remaining Paid In Capital	25,250,000	3,814,315
Gan Su BHD Environmental Technology Co., Ltd [Member]
Capital	50,000,000
Paid In Capital	12,780,000	1,930,572
Qing Hai BHD New Energy Technology Co Ltd [Member]
Decommissioning Fund Investments	2,300,000
Capital	¥ 50,000,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	55.00%
Paid In Capital	¥ 2,450,000	370,102
Individuals [Member]
Remaining Paid In Capital	¥ 22,300,000	$ 3,368,682